Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:

(in thousands of USD)	ASSETS	LIABILITIES	NET
Employee benefits	44	—	44
Unused tax losses & tax credits	42,178	—	42,178
Unremitted earnings	—	(41,942)	(41,942)
	42,222	(41,942)	280
Offset	(41,942)	41,942
Balance at December 31, 2023	280	—

Tangible assets	16,176	(6,579)	9,597
Employee benefits	46	—	46
Unused tax losses & tax credits	22,284	(426)	21,858
Unremitted earnings	—	(21,865)	(21,865)
	38,506	(28,870)	9,636
Offset	(28,432)	28,432
Balance at December 31, 2024	10,074	(438)
Deferred tax assets and liabilities have not been recognized in respect of the following items:

(in thousands of USD)	December 31, 2024		December 31, 2023
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Deductible temporary differences	12,226	—	270	—
Taxable temporary differences	—	(12,162)	—	(12,162)
Tax losses & tax credits	39,622	—	28,299	—
	51,848	(12,162)	28,569	(12,162)
Offset	(12,162)	12,162	(12,162)	12,162
Total	39,686	—	16,407	—

(in thousands of USD)	Balance at Jan 1, 2022	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2022
Employee benefits	23	4	—	—	(2)	25
Unused tax losses & tax credits	66,304	(5,988)	—	—	(8)	60,308
Unremitted earnings	(64,781)	5,851	—	—	—	(58,930)
Reclassification	—	(991)	—	991	—	—
Total	1,546	(1,124)	—	991	(10)	1,403

	Balance at Jan 1, 2023	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2023
Employee benefits	25	18	—	—	1	44
Unused tax losses & tax credits	60,308	(18,134)	—	—	4	42,178
Unremitted earnings	(58,930)	16,988	—	—	—	(41,942)
Total	1,403	(1,128)	—	—	5	280

	Balance at Jan 1, 2024	Recognized in income	Recognized in equity	Other movements	Translation Differences	Balance at Dec 31, 2024
Tangible assets	—	4,388	—	5,303	(94)	9,597
Employee benefits	44	6	—	—	(4)	46
Unused tax losses & tax credits	42,178	(20,320)	—	—	—	21,858
Unremitted earnings	(41,942)	20,077	—	—	—	(21,865)
Total	280	4,151	—	5,303	(98)	9,636